Finance income, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Finance expense income [Abstract]
Interest income		₨ 888		₨ 770	₨ 540
Fair value changes and profit on sale of units of mutual funds, net	[1]	929		773	2,270
Foreign exchange gain		639		737	87
Miscellaneous income, net	[2]	3,827		156	377
Finance income (A)		2,461	$ 33	2,280	2,897
Interest expense		(983)		(889)	(788)
Foreign exchange loss		0		(274)	(29)
Finance expense		(983)	(13)	(1,163)	(817)
Finance income, net		₨ 1,478	$ 20	₨ 1,117	₨ 2,080

[1]	For the year ended March 31, 2018, profit on sale of units of mutual funds, net primarily represents amounts reclassified from other comprehensive income to the consolidated income statement on redemption of the Company’s then “available for sale” financial instruments under the former accounting standard IAS 39, “Financial Instrument - Recognition and Measurement” .
[2]	Miscellaneous income, net includes Rs.3,457 (U.S.$50) received from Celgene pursuant to a settlement agreement entered into in April 2019. The agreement effectively settles any claim the Company or its affiliates may have had for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of REVLIMID® brand capsules (Lenalidomide) pending before Health Canada.